Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

NOTE 12 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2015, 2014 and 2013 consist of the following:

	2015	2014	2013
Current	$545,900	$784,500	$208,000
Deferred	859,100	298,500	1,032,000
Total provision for income taxes	$1,405,000	$1,083,000	$1,240,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2015	2014	2013
Expected tax using statutory tax rate of 34%	$2,489,400	$1,834,100	$1,999,600

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(577,200)	(574,200)	(630,600)
Tax-exempt income on life insurance
contracts	(145,200)	(134,900)	(140,100)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(39,300)	(39,600)	(23,700)
Uncertain tax position reserves	(24,700)	(29,800)	7,600
Merger and acquisition costs	-	52,800	-
Accounting method change relating to
bad debt reserve recapture	(331,500)	-	-
Other, net	33,500	(25,400)	27,200

Total provision for income taxes	$1,405,000	$1,083,000	$1,240,000

The deferred income tax expense of $859,100 in 2015, $298,500 in 2014, and $1,032,000 in 2013 resulted from the tax effects of temporary differences.  There was no impact for changes in tax rates or changes in the valuation allowance for deferred tax assets; however, there was a one-time tax benefit of $331,000 recognized in 2015 due to I.R.S. Revenue Procedures 2015-13 and 2015-14 released in January 2015.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below:

	2015	2014
Deferred tax assets:
Allowance for loan losses	$1,318,900	$1,318,700
Deferred compensation	534,300	560,600
Alternative minimum tax credits	792,700	657,300
Nonaccrual loan interest	320,600	408,600
Deferred loan fees	143,500	154,400
Other real estate owned	318,600	367,500
Accrued vacation expense	130,600	126,500
Accrued profit sharing	160,300	117,300
Loans fair value adjustments	919,400	1,534,800
Other	53,400	209,800
Net operating loss carryforward	750,700	852,200

Total deferred tax assets	5,443,000	6,307,700
Deferred tax liabilities:
Unrealized gain on securities available-for-
sale	719,700	727,500
Federal Home Loan Bank stock dividends	849,200	769,600
Capitalized mortgage servicing rights	401,700	414,100
Prepaid expenses	87,600	55,800
Acquisition intangibles	2,470,600	2,230,300
Bad debt reserve recapture	-	298,400
Trust preferred fair value adjustment	211,000	222,500
Other	20,500	55,500
Total deferred tax liabilities	4,760,300	4,773,700
Net deferred tax assets	$682,700	$1,534,000

Net deferred tax assets at December 31, 2015 and 2014 are included in other assets in the consolidated balance sheets. At December 31, 2015, the Corporation had $792,700 of federal alternative minimum tax credits with an indefinite life.

The Corporation acquired over $15 million in federal loss carryforwards with the acquisition of The Ohio State Bank, which losses expire in years ranging from 2026 to 2033.  Use of these losses is limited to $126,000 per year under Section 382 of the Internal Revenue Code; therefore Management has recorded in deferred tax assets the tax benefit of only $2.5 million of the losses that are more likely than not to be utilized before expiration.  There are no other acquired OSB tax losses that will be limited by Section 382.  The benefit of $2.2 million of these losses is reflected in deferred tax assets at December 31, 2015.

Management believes it is more likely than not that the benefit of recorded deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2015 and 2014.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at January 1	$43,300	$72,100
Additions based on tax positions related to
the current year	-	3,200
Reductions due to the statute of limitation	(22,900)	(32,000)
Balance at December 31	$20,400	$43,300

The Corporation had unrecognized tax benefits of $20,400, and $43,300 at December 31, 2015 and 2014, respectively.  Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods.  The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $1,700 at December 31, 2015 and $3,500 at December 31, 2014, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2012.  There are no current federal examinations of the Corporation’s open tax years.